Financial Instruments and Fair Value Measuremnts - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	$ 14,741	$ 996
Interest rate swaps, liabilities	73,826	148,940
Total derivatives assets	14,741	996
Total derivatives liabilities	73,826	148,940
Financial instruments - current assets
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	0	0
Financial instruments - non current assets
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	14,741	996
Financial instruments - current liabilities
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, liabilities	47,740	85,844
Financial instruments - non current liabilities
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, liabilities	$ 26,086	$ 63,096